Material Accounting Policies Information (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Material Accounting Policies Information [Line Items]
Net loss	RM (1,929,598)	$ (458,063)	RM (1,711,822)	RM (5,150,005)	$ (1,150,711)	RM 7,147,068	RM 3,943,506
Bottom of Range [Member]
Material Accounting Policies Information [Line Items]
Credit term	30 days	30 days		30 days	30 days
Working capital deficit | $					$ 2,275,216
Top of Range [Member]
Material Accounting Policies Information [Line Items]
Credit term	90 days	90 days		90 days	90 days
Working capital deficit | RM				RM 10,182,729
USD [Member]
Material Accounting Policies Information [Line Items]
Published foreign exchange rate	1	1
Average rate	1	1		1	1
USD [Member] | Bank Negara Malaysia [Member]
Material Accounting Policies Information [Line Items]
Published foreign exchange rate				1	1
RM [Member]
Material Accounting Policies Information [Line Items]
Published foreign exchange rate	4.21250	4.21250
Average rate	4.37809	4.37809		4.57115	4.57115
RM [Member] | Bank Negara Malaysia [Member]
Material Accounting Policies Information [Line Items]
Published foreign exchange rate				4.4755	4.4755